Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Other equity instruments	£ 12,259	[1]		£ 11,172
Barclays PLC
Other equity instruments	12,241			11,169
AT1 equity instruments | Barclays PLC | Fixed interest rate
Other equity instruments	12,259			11,172
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 995			986
Interest rate	7.875%		7.875%
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,131			1,131
Interest rate	7.875%		7.875%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,245			1,245
Interest rate	7.25%		7.25%
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,924			1,925
Interest rate	7.75%		7.75%
Notional contract amount | $			$ 2,500
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,244			1,244
Interest rate	5.875%		5.875%
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,509			1,509
Interest rate	8.00%		8.00%
Notional contract amount | $			$ 2,000
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 996			994
Interest rate	7.125%		7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 996			996
Interest rate	6.375%		6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,141			1,142
Interest rate	6.125%		6.125%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,078			£ 0
Interest rate	4.375%		4.375%
Notional contract amount | $			$ 1,500

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.